Lease liabilities - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Exchange (loss)/ gain, net	¥ (3,619)	¥ 1,575	¥ 3,485